THOMPSON ATLANTA  BRUSSELS  CINCINNATI  CLEVELAND  COLUMBUS  DAYTON  NEW YORK   WASHINGTON, D.C.

         HINE

December 1, 2008

Securities and Exchange Commission

Public Filing Desk

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C.  20549

Re: Sycuan Funds, File Nos. 333-107049 and 811-21401

Ladies and Gentlemen:

On behalf of the Sycuan Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 5 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 with respect to the Sycuan Value Fund (the "Fund").  The purpose of the filing is to amend the principal investment strategy of the Fund.  Updated financial information will be provided by amendment filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

If you have any questions concerning this filing please contact Michael V. Wible at (614) 848-7792.

Very truly yours,

/s/ Thompson Hine LLP

THOMPSON HINE LLP